Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

May 27, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.—
Registration Statement on Form N-14
File No. 333-124324, 811-08372

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-14 (“Pre-Effective Amendment No. 2”) relating to the proposed acquisition by the Company’s Social Awareness Stock Portfolio (the “Fund Portfolio”), of all of the assets and liabilities of the Social Awareness Stock Portfolio of The Travelers Series Trust (the “Trust Portfolio”).

Pre-Effective Amendment No. 2 is being filed to incorporate comments received on May 24, 2005 from Harry Eisenstein of the Staff on Pre-Effective Amendment No. 1 and to make certain other changes to the Prospectus/Proxy Statement for the Reorganization, in particular that Smith Barney Fund Management LLC will bear all the costs of the Reorganization.

By Edgar correspondence included in this filing the Company requests that Pre-Effective Amendment No. 2 be declared effective today, together with Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A, so that this Prospectus/Proxy Statement can be accompanied by an effective prospectus for the Fund Portfolio and the Trust Portfolio can start the solicitation of its shareholders to approve the proposed Reorganization for the shareholder meeting scheduled for June 29, 2005.

Any questions or comments on Pre-Effective Amendment No. 2 should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harry Eisenstein, Esq., Division of Investment Management, SEC
Burton M. Leibert, Esq. Willkie Farr & Gallagher LLP
Marc De Oliveira, Esq., Citigroup Asset Management